Share-based compensation - Narrative (Details) $ / shares in Units, $ in Thousands			3 Months Ended		9 Months Ended
	May 11, 2022 shares	Mar. 22, 2021 shares	Sep. 30, 2022 USD ($) shares $ / shares	Sep. 30, 2021 USD ($) shares	Sep. 30, 2022 USD ($) shares $ / shares	Sep. 30, 2021 USD ($) shares	Jun. 30, 2022 shares	Dec. 31, 2021 shares	Nov. 30, 2019 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense recognized | $			$ 14,565	$ 14,798	$ 41,781	$ 47,016
Number of shares reserved for issue under options and contracts for sale of shares							782,700
Share-based compensation expense | $			$ 14,565	14,798	$ 41,781	47,016
Number of share options outstanding in share-based payment arrangement (in shares)			9,757,225		9,757,225			6,640,200
Accrued Share Based Compensation | $			$ 220		$ 220
Share Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period					3 years
Share-based compensation expense | $			$ 8,193	$ 12,105	$ 27,158	$ 40,112
Contractual term					10 years
Number of instruments granted in share-based payment arrangement	1,298,700	1,867,076	14,565,000	14,798,000	42,293,000	47,016,000
Weighted-average grant-date fair value (in dollars per share) | $ / shares			$ 8.85
Awards vested and exercisable (in shares)			3,457,420		3,457,420
Weighted average strike price, vested and exercisable (in dollars per share) | $ / shares					$ 25.67
Weighted average remaining life, vested and exercisable					7 years 5 months 8 days
Share Options | Tranche One
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage					25.00%
Share Options | Tranche Two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage					25.00%
Share Options | Tranche Three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage					25.00%
Share Options | Tranche Four
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage					25.00%
Restricted Share Units (RSU)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period					3 years
Contractual term					10 years
Shares vested (in shares)					344,446
Number of instruments granted in share-based payment arrangement		570,340	6,372,000	2,693,000	15,135,000	6,904,000
Weighted average grant date fair value, granted (in USD per share) | $ / shares					$ 9.36
2019 Equity Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares reserved for issue under options and contracts for sale of shares			1,349,944		1,349,944				13,820,000
Share-based compensation expense | $					$ 137,759
Annual Equity Award | Restricted Share Units (RSU)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average grant date fair value, granted (in USD per share) | $ / shares					$ 14.00
Special Retention Award | Tranche One
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period					6 months
Special Retention Award | Tranche Two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period					1 year
Special Retention Award | Restricted Share Units (RSU)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage					50.00%
Weighted average grant date fair value, granted (in USD per share) | $ / shares					$ 6.93